CBOE Vest S&P 500® Enhanced Growth Strategy Fund | Class A Shares
Fund Summary CBOE Vest S&P 500® Enhanced Growth Strategy Fund (Class A and Class C Shares)
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” on page 34 of this prospectus and in the section “Distribution” on page 26 in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - CBOE Vest S&P 500® Enhanced Growth Strategy Fund	Class A Shares	Class C Shares	Investor Class Shares	Institutional Class Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	none	none	none	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	2.00%	2.00%	none
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CBOE Vest S&P 500® Enhanced Growth Strategy Fund		Class A Shares	Class C Shares	Investor Class Shares	Institutional Class Shares
Management Fee		0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) and Service Fees		0.25%	1.00%	0.25%	none
Shareholder Services Plan	[1]	0.03%	0.03%	0.03%	0.03%
Other Expenses	[1]	0.50%	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses		1.53%	2.28%	1.53%	1.28%
Fee Waivers and/or Expense Reimbursements	[2]	(0.33%)	(0.33%)	(0.33%)	(0.33%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	[2]	1.20%	1.95%	1.20%	0.95%
[1]	Other Expenses, Shareholder Services Plan, and Acquired Fund Fees and Expenses are estimated for the Fund's initial fiscal year.
[2]	CBOE Vest Financial LLC (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2019. Prior to July 14, 2017, the Adviser had agreed to limit the total expenses of the Fund (with the same exclusions noted above) to 1.25% through February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - CBOE Vest S&P 500® Enhanced Growth Strategy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A Shares	690	1,000
Class C Shares	198	681
Investor Class Shares	122	451
Institutional Class Shares	97	373

CBOE Vest S&P 500® Enhanced Growth Strategy Fund | Investor Class Shares
Fund Summary CBOE Vest S&P 500® Enhanced Growth Strategy Fund (Investor Class and Institutional Class Shares)
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - CBOE Vest S&P 500® Enhanced Growth Strategy Fund	Class A Shares	Class C Shares	Investor Class Shares	Institutional Class Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	none	none	none	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	2.00%	2.00%	none
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CBOE Vest S&P 500® Enhanced Growth Strategy Fund		Class A Shares	Class C Shares	Investor Class Shares	Institutional Class Shares
Management Fee		0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) and Service Fees		0.25%	1.00%	0.25%	none
Shareholder Services Plan	[1]	0.03%	0.03%	0.03%	0.03%
Other Expenses	[1]	0.50%	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses		1.53%	2.28%	1.53%	1.28%
Fee Waivers and/or Expense Reimbursements	[2]	(0.33%)	(0.33%)	(0.33%)	(0.33%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	[2]	1.20%	1.95%	1.20%	0.95%
[1]	Other Expenses, Shareholder Services Plan, and Acquired Fund Fees and Expenses are estimated for the Fund's initial fiscal year.
[2]	CBOE Vest Financial LLC (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2019. Prior to July 14, 2017, the Adviser had agreed to limit the total expenses of the Fund (with the same exclusions noted above) to 1.25% through February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - CBOE Vest S&P 500® Enhanced Growth Strategy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A Shares	690	1,000
Class C Shares	198	681
Investor Class Shares	122	451
Institutional Class Shares	97	373